STOCKHOLDERS' EQUITY (Narrative) (Details) $ in Millions		12 Months Ended
	Mar. 03, 2021 USD ($)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Mar. 03, 2021 ₪ / shares	May 21, 2019 USD ($)
Amount authorized for repurchase of ordinary shares										$ 25.0
Treasury stock acquired | shares		3,299,207	3,299,207	2,941,845	2,941,845
Treasury Stock As Percentage Of Outstanding Stock			14.05%
Dividend paid	$ 10.0		$ 12.0		$ 20.0		$ 5.0
Dividend paid per share | ₪ / shares		₪ 0.56		₪ 0.9		₪ 0.24
Cash dividend declared, value per share | ₪ / shares									₪ 0.48
Stcok repurchased by subsidiary, shares | shares			210,773		50,995			227,828
Stcok repurchased by subsidiary, amount			$ 5.0		$ 1.3			$ 6.0
Board of directors [Member]
Amount authorized for repurchase of ordinary shares										$ 25.0
Dividend paid	$ 3.0
Amount of buyback program purchases			$ 6.0
Fully Owned Subsidiary [Member]
Stcok repurchased by subsidiary, shares | shares			146,589		228,725
Stcok repurchased by subsidiary, amount			$ 3.4		$ 6.0